UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          June 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 96 data records

Form 13F Information Table Value Total:   85653(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1213    15350 SH       Sole                                      15350
AT&T Corp.                     COM              00206r102      846    34964 SH       Sole                                      34964
Abbott Laboratories            COM              002824100     1184    25295 SH       Sole                                      25295
Ace Limited                    COM              h0023r105      879    17060 SH       Sole                     2300             14760
Alliant Energy Corp.           COM              018802108      901    28385 SH       Sole                                      28385
Altria Group Inc.              COM              02209s103      808    40280 SH       Sole                                      40280
Amgen, Inc.                    COM              031162100      499     9470 SH       Sole                     2100              7370
Anadarko Petroleum Corporation COM              032511107     1308    36232 SH       Sole                     1300             34932
Apache                         COM              037411105     1289    15309 SH       Sole                      200             15109
Apple Computer                 COM              037833100     2650    10533 SH       Sole                      300             10233
BHP Billiton Ltd.              COM              088606108      759    12235 SH       Sole                     1400             10835
BP PLC                         COM              055622104      328    11347 SH       Sole                                      11347
Bank of America Corp           COM              060505104      425    29556 SH       Sole                      687             28869
Baxter International           COM              071813109      471    11585 SH       Sole                     2100              9485
Becton Dickinson & Co.         COM              075887109     1145    16925 SH       Sole                      300             16625
Berkshire Hathaway Cl. B       COM              084670207     1144    14350 SH       Sole                     1800             12550
Bristol-Myers Squibb Co.       COM              110122108      346    13850 SH       Sole                                      13850
Bucyrus International, Inc.    COM              118759109      503    10580 SH       Sole                      375             10205
CVS Corp Com                   COM              126650100      608    20720 SH       Sole                     1400             19320
Celgene Corporation            COM              151020104     1048    20605 SH       Sole                     2300             18305
Central Fund of Canada Limited COM              153501101      371    24600 SH       Sole                                      24600
Central GoldTrust              COM              153546106     2916    60290 SH       Sole                     4200             56090
CenturyLink                    COM              156700106     1335    40075 SH       Sole                     5000             35075
Cephalon Inc.                  COM              156708109      290     5095 SH       Sole                      600              4495
Chevron Corp.                  COM              166764100      904    13308 SH       Sole                                      13308
Chubb Corp.                    COM              171232101      970    19385 SH       Sole                     3350             16035
Church & Dwight Co.            COM              171340102      305     4859 SH       Sole                                       4859
Cisco Systems Inc.             COM              17275R102      238    11125 SH       Sole                     1200              9925
Citigroup                      COM              172967101       46    12200 SH       Sole                                      12200
Clarcor Inc                    COM              179895107      310     8700 SH       Sole                                       8700
Clarient, Inc.                 COM              180489106     1172   380300 SH       Sole                                     380300
Coca-Cola Co.                  COM              191216100      531    10588 SH       Sole                     2400              8188
Colgate Palmolive Co.          COM              194162103     2342    29725 SH       Sole                     1200             28525
Collection House               COM              Q2621Z109       54    85000 SH       Sole                                      85000
ConocoPhillips                 COM              20825c104     1416    28830 SH       Sole                                      28830
CopyTele Inc                   COM              217721109        6    20000 SH       Sole                                      20000
Corning Inc.                   COM              219350105      291    17980 SH       Sole                     3200             14780
Covance Inc.                   COM              222816100     1056    20570 SH       Sole                                      20570
Cross Timbers Royalty Trust    COM              22757r109      277     7950 SH       Sole                                       7950
DNP Select Income Fund         COM              23325p104      496    55222 SH       Sole                     8000             47222
Del Monte                      COM              24522p103      627    43545 SH       Sole                     1300             42245
Diageo                         COM              25243q205      264     4200 SH       Sole                                       4200
E. I. du Pont de Nemours       COM              263534109     1652    47735 SH       Sole                     3600             44135
EMC Corp.                      COM              268648102      755    41255 SH       Sole                     1200             40055
Eldorado Gold Corp.            COM              284902103      288    16000 SH       Sole                                      16000
Encana Corp.                   COM              292505104      213     7015 SH       Sole                      700              6315
Exxon Mobil                    COM              30231G102     2196    38477 SH       Sole                     1600             36877
FLIR Systems, Inc              COM              302445101     1248    42875 SH       Sole                     4900             37975
Fastenal                       COM              311900104      312     6200 SH       Sole                                       6200
First Solar, Inc.              COM              336433107      361     3170 SH       Sole                      350              2820
Fiserv Inc.                    COM              337738108      304     6637 SH       Sole                     1500              5137
Freeport McMoran CP & GLD Cl B COM              35671D857      568     9592 SH       Sole                      100              9492
General Dynamics               COM              369550108     1608    27455 SH       Sole                      200             27255
Gilead Sciences Inc.           COM              375558103      910    26530 SH       Sole                     3750             22780
Google, Inc.                   COM              38259p508      331      742 SH       Sole                      100               642
Halliburton Co.                COM              406216101      498    20260 SH       Sole                                      20260
Hansen Nat Corp.               COM              411310105      599    15315 SH       Sole                      375             14940
Harris Cp                      COM              413875105     1148    27550 SH       Sole                     2200             25350
Hewlett Packard Co.            COM              428236103      204     4695 SH       Sole                                       4695
IBM Corp.                      COM              459200101     1860    15059 SH       Sole                      400             14659
Integrys Energy Group          COM              45822p105     1634    37350 SH       Sole                     2300             35050
Intel Corp.                    COM              458140100     1692    86956 SH       Sole                     3400             83556
Johnson & Johnson              COM              478160104     2419    40942 SH       Sole                     1900             39042
Kohls Corp.                    COM              500255104      393     8269 SH       Sole                                       8269
L3 Communications Holdings     COM              502424104      384     5410 SH       Sole                                       5410
LKQ Corporation                COM              501889208      669    34650 SH       Sole                     2000             32650
Lehman Trikes Inc.             COM              525216107        2    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108     2491    74352 SH       Sole                     3700             70652
Market Vectors ETF Tr Gold Min COM              57060u100     1703    32770 SH       Sole                     1500             31270
Marshall & Ilsley Corp.        COM              571837103     1023   142363 SH       Sole                                     142363
McDonalds Corp.                COM              580135101      608     9225 SH       Sole                      300              8925
Merge Technologies             COM              589981109      165    56000 SH       Sole                                      56000
Monsanto Company               COM              61166w101      523    11300 SH       Sole                                      11300
Nestle S A Reg B ADR           COM              641069406     1869    38595 SH       Sole                     1700             36895
Newmont Mining                 COM              651639106     1694    27425 SH       Sole                                      27425
NovaGold Resources Inc.        COM              66987e206      140    20000 SH       Sole                                      20000
Occidental Petroleum Corp.     COM              674599105     1080    13990 SH       Sole                     1050             12940
Oracle Systems Corp.           COM              68389X105      282    13095 SH       Sole                                      13095
Penn West Energy Trust         COM              707885109      443    23250 SH       Sole                                      23250
Pepsico, Inc.                  COM              713448108     2170    35598 SH       Sole                     1200             34398
Pfizer, Inc.                   COM              717081103      490    34357 SH       Sole                                      34357
Philip Morris International    COM              718172109      689    15030 SH       Sole                                      15030
ProShares UltraShort Lehman 20 COM              74347R297      719    20250 SH       Sole                                      20250
Procter & Gamble Co.           COM              742718109     2964    49407 SH       Sole                     2092             47315
Quest Diagnostics Inc.         COM              74834l100      288     5770 SH       Sole                                       5770
Qwest Comm. Intl               COM              749121109      774   147300 SH       Sole                                     147300
Republic Services, Inc.        COM              760759100     1336    44935 SH       Sole                     4000             40935
Schlumberger Ltd.              COM              806857108     1267    22880 SH       Sole                                      22880
Stericycle Inc                 COM              858912108     1545    23550 SH       Sole                      300             23250
Thermo Fisher Scientific       COM              883556102      923    18805 SH       Sole                     2200             16605
Transocean Inc.                COM              h8817h100      361     7790 SH       Sole                      700              7090
United Technologies Corp.      COM              913017109      563     8665 SH       Sole                     1300              7365
Varian Medical Sys Inc.        COM              92220P105      261     4990 SH       Sole                      600              4390
Verizon Communications         COM              92343V104     2201    78550 SH       Sole                     3400             75150
Vista Gold                     COM              927926204       58    34000 SH       Sole                                      34000
Walgreen Co.                   COM              931422109      254     9500 SH       Sole                                       9500